16. EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
EARNINGS PER SHARE

EARNINGS PER SHARE ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT

The information on earnings per share for Hudson Group pursuant to IAS 33 has not been presented, as the combined entities have not formed a statutory group and, as such Hudson Group has no historical capital structure.